Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Receivables
Royalty receivables	$ 5,837	$ 10,108
Interest receivables	364	185
Contract assets under contracts with customers	575	106
Loans and current accounts* (net of allowance of $nil as of both December 31, 2021 and 2020, respectively)	47,745	21,620
Indemnification asset	6,756	6,756
Other	3,169	743
Total	$ 64,446	$ 39,518